Derivative Financial Instruments and Hedge Accounting - Summary of Hedged Item (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩) [2]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	₩ 53,923	$ 41,769	₩ 26,168	[1]	₩ 20,864
Foreign currency translation reserve	(14,659)	$ (11,355)	(79,085)	[1]	₩ (57,935)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	6,085,587		7,261,412
Carrying amount - Liabilities	7,071,880		6,916,581
Accumulated amount of hedge adjustments - Assets	(22,257)		(426,307)
Accumulated amount of hedge adjustments - Liabilities	(216,461)		(354,085)
Changes in fair value	40,774		153,587
Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	73,555		19,632
Changes in fair value	(20,668)		(92,845)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,585,073		3,142,973
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(111,902)		(232,085)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	74,080		(215,183)
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,975,442		2,467,171
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(50,746)		(107,444)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	49,323		(86,757)
Deposits in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0
Carrying amount - Liabilities	49,985
Accumulated amount of hedge adjustments - Assets	0
Accumulated amount of hedge adjustments - Liabilities	(15)
Changes in fair value	15
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	32,016		29,429
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(6,667)		(8,591)
Changes in fair value	(1,924)		6,976
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	5,678,927		5,690,371
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(141,073)		(249,629)
Changes in fair value	(94,418)		171,841
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,310,952		1,196,781
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(68,706)		(95,865)
Changes in fair value	(27,159)		123,817
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	4,560,515		5,610,144
Carrying amount - Liabilities	7,071,880		6,916,581
Accumulated amount of hedge adjustments - Assets	(162,648)		(339,529)
Accumulated amount of hedge adjustments - Liabilities	(216,461)		(354,085)
Changes in fair value	(83)		694
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	113,361		46,234
Changes in fair value	(89,536)		(107,134)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,525,072		1,651,268
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	140,391		(86,778)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	40,857		152,893
Currency | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,525,072		1,651,268
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	140,391		(86,778)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	40,857		152,893
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	(39,806)		(26,602)
Changes in fair value	68,868		14,289
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Foreign currency translation reserve	(129,401)		(114,742)
Changes in fair value	₩ 19,590		₩ 104,021

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.